Summary of Significant Accounting Policies - Schedule of Changes in Deferred Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Changes in Deferred Revenue [Abstract]
Beginning deferred revenue	$ 1,850,342	$ 1,044,249
Amounts deferred during the year	3,109,944	2,445,020
Less refunds	(90,103)	(29,796)
Less revenue recognized	(3,100,627)	(1,609,131)
Ending deferred revenue	$ 1,769,556	$ 1,850,342